Form N-1A Cover	Dec. 12, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 12, 2025
Document Effective Date	Dec. 12, 2025
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025